Operating Expenses and Cost of Sales - Summary of Operating Expenses and Cost of Sale Breakdown by Nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Cost of sales	R$ 13,229,715	R$ 4,033,454	R$ 3,782,843
Selling, marketing and logistics expenses	15,702,787	6,395,586	5,828,713
Administrative, R&D, IT and project expenses	5,955,996	2,405,576	2,251,341
Employee benefits expense	210,539	128,080	139,280
Depreciation and amortization	2,718,856	1,117,416	589,911
Total	34,888,498	12,834,616	11,862,897
Cost of sales [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Cost of sales	13,229,715	4,033,454	3,782,843
Raw material/packaging material/resale	11,222,801	3,457,481	3,223,446
Employee benefits expense	638,525	293,374	276,848
Depreciation and amortization	215,355	57,443	65,157
Other	1,153,034	225,156	217,392
Selling, marketing and logistics expenses [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Selling, marketing and logistics expenses	15,702,787	6,395,586	5,828,713
Logistics costs	2,479,156	797,055	750,238
Employee benefits expense	4,198,147	1,667,202	1,656,611
Marketing, sales force and other selling expenses	7,723,827	3,164,875	3,191,895
Depreciation and amortization	1,301,657	766,454	229,969
Administrative RD IT and project expenses [member]
Disclosure of operating expenses and cost of sale breakdown by nature [line Items]
Administrative, R&D, IT and project expenses	5,955,996	2,405,576	2,251,341
Innovation expenses	270,256	89,675	102,436
Employee benefits expense	2,498,024	1,223,586	1,036,866
Other administrative expenses	1,985,872	798,796	817,254
Depreciation and amortization	R$ 1,201,844	R$ 293,519	R$ 294,785